Balance Sheet Items	9 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Items
Balance Sheet Items
Details of our significant balance sheet line items consisted of the following:

Other Receivables and Current Assets

	September 30,	December 31,
	2012	2011
	(in thousands)
Notes receivable (1)	$21,719	$29,488
Factoring receivables	—	9,200
Government grant receivables	6,179	5,258
Other receivables and current assets	12,390	5,780
Total other receivables and current assets	$40,288	$49,726

(1) Notes receivable consists of post-dated checks that are deemed to be legally enforceable short-term promissory notes under applicable law and have therefore been reclassified from trade receivables.
Assets Held for Sale
On November 14, 2012, we entered into an agreement to divest certain assets, focused on geographies and certain customers in Southeast and Eastern Europe, to a group led by local, non-executive management of the Company and comprising approximately 75 employees in total. These assets are characterized by long revenue collection cycles, are located in troubled economies, and have heavy capital expenditure requirements. The divestiture met the criteria for held-for-sale accounting and the net assets were included as a single line item in the current asset section of the condensed consolidated financial statements as of September 30, 2012. The net assets being divested did not represent a component of our operations that would require presentation as a discontinued operation. This decision was based on the fact that the assets being sold do not have operations or cash flows that are clearly distinguishable and largely independent from the rest of the single reporting unit.

The consideration for the sale of assets is approximately $23.5 million payable in cash in three annual installments, with potential upside in the event that the divested operations exceed 2014 expectations. We arrived at the fair value of the cash consideration by discounting the payments by 18% and have assigned no value to the upside opportunity as we believe it is more likely than not that the acquiring group will not exceed 2014 expectations. We believe that the rate is reflective of the cost of capital for similar companies in that region.

As of September 30, 2012, we measured the assets held-for-sale at fair value less expected costs to sell. Accordingly, during the quarter ended September 30, 2012, we recorded total estimated write-downs and costs to sell on the assets held-for-sale of approximately $9.6 million, within operating expenses, representing the excess of the aggregate carrying amount of such assets over the aggregate of their fair value plus estimated costs to sell. The write down relates primarily to goodwill, intangibles and other assets. As of September 30, 2012, the total net assets that were classified as held-for-sale in connection with the divestitures were approximately $17.3 million. The assets held-for-sale as of September 30, 2012 and the related write-downs are as follows:

September 30,
2012
(in thousands)
Trade and accrued receivables	$18,484
Other current and non-current assets	6,258
Goodwill and intangible assets	8,001
Total cost	32,743
Less: Total liabilities	(5,777)
Net assets available for sale	$26,966
Less: Loss on assets held-for-sale	(9,626)
Assets held-for-sale	$17,340

Property and Equipment

	September 30,	December 31,
	2012	2011
	(in thousands)
Buildings and fixtures	$8,550	$1,903
Computer and telecommunication hardware	8,209	6,853
Office equipment	2,911	2,544
Total cost	19,670	11,300
Less: accumulated depreciation	(6,841)	(5,378)
Property and equipment, net	$12,829	$5,922

Depreciation expense was $925,000 and $298,000 during the three months ended September 30, 2012 and 2011, respectively and $2,341,000 and $849,000 during the nine months ended September 30, 2012 and 2011, respectively.
Accrued Liabilities

	September 30,	December 31,
	2012	2011
	(in thousands)
Professional fees	$4,266	$703
Employee related accruals	15,779	5,232
Accrued third-party costs	42,940	35,135
Other	7,956	8,551
Total accrued liabilities	$70,941	$49,621